Cover Entity Listings - NEW YORK STOCK EXCHANGE, INC. [Member]	Aug. 04, 2022
RGA [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	RGA
Security Exchange Name	NYSE
RZA [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.20% Fixed-To-Floating Rate Subordinated Debentures due 2042
Trading Symbol	RZA
Security Exchange Name	NYSE
RZB [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.75% Fixed-To-Floating Rate Subordinated Debentures due 2056
Trading Symbol	RZB
Security Exchange Name	NYSE